000 B000000 10/31/2011
000 C000000 0000759866
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 John Hancock Income Securities Trust
001 B000000 811-4186
001 C000000 6176634497
002 A000000 601 Congress Street
002 B000000 Boston
002 C000000 MA
002 D010000 02210
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
007 B000000  0
007 C010100  1
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 N
077 E000000 N
077 Q010000 N
077 Q020000 N
077 Q030000 N
SIGNATURE   SALVATORE SCHIAVONE
TITLE       TREASURER
This Form N-SAR B is updated for the inclusion of the Independent Registered Public Accountant's Name and location, as shown in Exhibit EX-99-77B ACCT LTR